COMMITMENTS	12 Months Ended
Jun. 30, 2022
Commitments
COMMITMENTS

27. COMMITMENTS

(a) Expense commitments

Expenditure commitments	2022	2021	2020
	$	$	$
Minimum expense payments
- not later than one year	-	-	-
- later than one year but not later than five years	-	-	-
- later than five years	-	-	-
Total minimum expense payments	-	-	-

Due to the adoption of IFRS 16 effective July 1, 2019, the Company no longer has any non-cancellable lease to be recognised under commitments for the year ended June 30, 2022.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

27. COMMITMENTS (cont.)

(b) Capital commitments

Significant capital expenditure contracted for at the end of the reporting period but not recognised as liabilities is as follows:

	2022	2021	2020
	$	$	$
Property, plant and equipment	-	-	466,560

The above commitment at June 30, 2020 relates to the purchase of laboratory equipment which will assist the Company to conduct more tests in the future.